Fair Value Measurements (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 029
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	$ 3,093,311,926	$ 2,743,038,454
EBP 030
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	3,093,311,926	2,743,038,454
Fair Value, Inputs, Level 1 | ADM and other common stock | EBP 029
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	301,444,591	281,573,085
Fair Value, Inputs, Level 1 | ADM and other common stock | EBP 030
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	301,444,591	281,573,085
Fair Value, Inputs, Level 1 | Mutual funds | EBP 029
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	199,559,176	484,280,708
Fair Value, Inputs, Level 1 | Mutual funds | EBP 030
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	199,559,176	484,280,708
Fair Value, Inputs, Level 1 | Common collective trust funds | EBP 029
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	2,592,308,159	1,977,184,661
Fair Value, Inputs, Level 1 | Common collective trust funds | EBP 030
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	$ 2,592,308,159	$ 1,977,184,661